Schedule of Accumulated Other Comprehensive Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	€ 231,142
Adjustment for net (gain) loss on marketable securities	(214,984)
Change in fair value of marketable securities	96,234
Cumulative translation adjustment	(23,446)	15,800
Total	88,946	231,142
Accumulated Net Unrealized Gain Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	214,984
Adjustment for net (gain) loss on marketable securities	(214,984)
Change in fair value of marketable securities	96,234
Cumulative translation adjustment
Total	96,234	214,984
Accumulated Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	16,158
Adjustment for net (gain) loss on marketable securities
Change in fair value of marketable securities
Cumulative translation adjustment	(23,446)
Total	€ (7,288)	€ 16,158